14. FINANCIAL INSTRUMENTS (Details 16) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other operating income and expenses	R$ (5,224,682)	R$ (4,631,236)	R$ 83,332
Other comprehensive income	(3,154,442)	105,537	R$ (2,713,844)
Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities current	(8,722)
Liabilities non-current	(97,535)
Total	(106,257)
Other operating income and expenses	(283,149)
Other comprehensive income	(825)
Financial income (expenses), net	(132,319)	4,986
Foreign exchange risk [member] | Exchange rate swap dollar x euro [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities current	(7,829)
Total	(7,829)
Financial income (expenses), net	(9,070)	783
Foreign exchange risk [member] | Exchange rate swap GBP x euro [member]
Disclosure of detailed information about financial instruments [line items]
Financial income (expenses), net	(602)
Foreign exchange risk [member] | Exchange rate swap CDI x dollar [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities non-current	(97,535)
Total	(97,535)
Financial income (expenses), net	(106,143)	4,203
Foreign exchange risk [member] | Iron ore derivative [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities current	(893)
Total	(893)
Other operating income and expenses	(283,149)
Other comprehensive income	(825)
Financial income (expenses), net	R$ (16,504)